Benefit Plans (Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	¥ (4,345)
Recognized actuarial loss	1,984
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	20
Recognized actuarial loss	¥ 1,002